Corporate Reorganization of the Telecom Group and Its controlling companies - Telecom Group Reorganization (Details)	May 23, 2017 Vote $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Conversion terms approved by board
Par value per share		$ 1	$ 1	$ 1
Telecom Argentina | Class "A"
Conversion terms approved by board
Par value per share	$ 1
Number of Votes Per Share | Vote	1
Telecom Argentina | Class "A" | Maximum
Conversion terms approved by board
Number of shares to be converted | shares	161,039,447
Telecom Argentina | Class "B"
Conversion terms approved by board
Par value per share	$ 1
Number of Votes Per Share | Vote	1